Capital Stock and Long-term Retention Plan - Reconciliation of shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	338,329.1	342,337.1
Under share repurchase program (in shares)	(4,557.2)	(2,977.6)
Acquired by trust under LTRP (in shares)	(307.1)	(5,027.1)
Released (in shares)	3,779.5	3,996.7
Outstanding at end of period (in shares)	337,244.3	338,329.1
Series "D" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	84,502.9	85,806.8
Under share repurchase program (in shares)	(1,363.3)	(890.7)
Acquired by trust under LTRP (in shares)	(91.9)	(1,503.8)
Released (in shares)	1,036.1	1,090.6
Outstanding at end of period (in shares)	84,083.8	84,502.9
Series "L" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	84,502.9	85,806.8
Under share repurchase program (in shares)	(1,363.3)	(890.7)
Acquired by trust under LTRP (in shares)	(91.9)	(1,503.8)
Released (in shares)	1,036.1	1,090.6
Outstanding at end of period (in shares)	84,083.8	84,502.9
Series "A" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	116,207.2	116,787.7
Under share repurchase program (in shares)	(973.7)	(636.3)
Acquired by trust under LTRP (in shares)	(65.6)	(1,074.2)
Released (in shares)	1,056.0	1,130.0
Outstanding at end of period (in shares)	116,223.9	116,207.2
Series "B" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	53,116.1	53,935.8
Under share repurchase program (in shares)	(856.9)	(559.9)
Acquired by trust under LTRP (in shares)	(57.7)	(945.3)
Released (in shares)	651.3	685.5
Outstanding at end of period (in shares)	52,852.8	53,116.1
CPOs
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	2,414.4	2,451.6
Under share repurchase program (in shares)	(38.9)	(25.5)
Acquired by trust under LTRP (in shares)	(2.7)	(42.9)
Released (in shares)	29.6	31.2
Outstanding at end of period (in shares)	2,402.4	2,414.4